Borrowings - Schedule of Key Inputs for Valuation of Warrant Obligation (Details) - Warrant obligation:	Dec. 31, 2024	May 02, 2024
Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.00	5.00
Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	3.07	5.08
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.0451	0.0453
Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.7252	0.7177
Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	9.33	10
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0	0
Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	2.22	4.06